Derivative Financial Instruments and Hedging Activities (Tables)	11 Months Ended
Dec. 29, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair values and corresponding balance sheet captions of the Company's derivative instruments
The following table presents the fair values and corresponding balance sheet captions of the Company’s derivative instruments as of December 29, 2013, April 28, 2013 and April 29, 2012:

	Successor			Predecessor
	December 29, 2013			April 28, 2013			April 29, 2012
	Foreign Exchange Contracts	Interest Rate Contracts	Cross-Currency Swap Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Cross- Currency Interest Rate Swap Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Cross- Currency Interest Rate Swap Contracts
	(In thousands)
Assets:
Derivatives designated as hedging instruments:
Other receivables, net	$37,072	$—	$—	$23,240	$4,226	$—	$17,318	$6,851	$18,222
Other non-current assets	4,129	265,390	31,303	11,498	29,103	—	8,188	29,393	4,974
	41,201	265,390	31,303	34,738	33,329	—	25,506	36,244	23,196
Derivatives not designated as hedging instruments:
Other receivables, net	8,771	—	—	825	—	—	5,041	—	—
Other non-current assets	—	—	—	—	—	—	—	234	—
	8,771	—	—	825	—	—	5,041	234	—
Total assets(1)	$49,972	$265,390	$31,303	$35,563	$33,329	$—	$30,547	$36,478	$23,196
Liabilities:
Derivatives designated as hedging instruments:
Other payables	$5,251	$—	$—	$1,508	$—	$34,805	$10,653	$—	$2,760
Other non-current liabilities	—	—	221,899	217	—	37,520	14	—	—
	5,251	—	221,899	1,725	—	72,325	10,667	—	2,760
Derivatives not designated as hedging instruments:
Other payables	—	—	—	4,860	—	—	1,952	—	—
Other non-current liabilities	10,286	—	—	—	960	—	—	—	—
	10,286	—	—	4,860	960	—	1,952	—	—
Total liabilities(1)	$15,537	$—	$221,899	$6,585	$960	$72,325	$12,619	$—	$2,760

(1) The Company’s derivative financial instruments are subject to master netting arrangements that allow for the offset of asset and liabilities in the event of default or early termination of the contract. The Company elects to record the gross assets and liabilities of its derivative financial instruments in the consolidated balance sheets. If the derivative financial instruments had been netted in the consolidated balance sheets, the asset and liability positions each would have been reduced by $237.4 million, $68.9 million and $15.4 million at December 29, 2013, April 28, 2013 and April 29, 2012. No material amounts of collateral were received or posted on the Company’s derivative assets and liabilities as at December 29, 2013.

Effect of derivative instruments on the statement of income
The following table presents the pre-tax effect of derivative instruments on the statement of income for the Successor period February 8, 2013 to December 29, 2013, the Predecessor period April 29, 2013 to June 7, 2013, and fiscal year ended April 28, 2013:

	Successor			Predecessor
	February 8 - December 29, 2013			April 29 - June 7, 2013			April 28, 2013 FY2013
	Foreign Exchange Contracts	Interest Rate Contracts	Cross-Currency Swap Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Cross-Currency Interest Rate Swap Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Cross-Currency Interest Rate Swap Contracts
	(In thousands)
Cash flow hedges:
Net gains/(losses) recognized in other comprehensive loss (effective portion)	$30,441	$147,455	$(190,597)	$2,603	$—	$(4,079)	$47,623	$—	$(77,080)
Net gains/(losses) reclassified from other comprehensive loss into earnings (effective portion):
Sales	$(1,020)	$—	$—	$990	$—	$—	$10,940	$—	$—
Cost of products sold	2,874	—	—	1,814	—	—	(4,584)	—	—
Selling, general and administrative expenses	(83)	—	—	—	—	—	(102)	—	—
Other income/(expense), net	2,387	—	—	(1,858)	—	(9,821)	13,924	—	(70,135)
Interest income/(expense)	35	—	—	61	(20)	(538)	29	(236)	(5,389)
	4,193	—	—	1,007	(20)	(10,359)	20,207	(236)	(75,524)
Fair value hedges:
Net losses recognized in other expense, net	—	(180)	—	—	(5,925)	—	—	(2,915)	70,135

Derivatives not designated as hedging instruments:
Unrealized gain on derivative instruments	—	117,934	—	—	—	—	—	—	—
Net losses recognized in other expense, net	(31,241)	—	—	(3,890)	—	—	(7,976)	—	—
Net losses recognized in interest income	—	—	—	—	—	—	—	(1,193)	—
	(31,241)	117,934	—	(3,890)	—	—	(7,976)	(1,193)	—
Total amount recognized in statement of income	$(27,048)	$117,754	$—	$(2,883)	$(5,945)	$(10,359)	$12,231	$(4,344)	$(5,389)

The following table presents the pre-tax effect of derivative instruments on the statement of income for the fiscal years ended April 29, 2012 and April 27, 2011:

	Fiscal Year Ended
	April 29, 2012			April 27, 2011
	Foreign Exchange Contracts	Interest Rate Contracts	Cross-Currency Interest Rate Swap Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Cross-Currency Interest Rate Swap Contracts
	(In thousands)
Cash flow hedges:
Net gains/(losses) recognized in other comprehensive loss (effective portion)	$45,658	$(2,341)	$5,725	$3,626	$—	$16,649
Net gains/(losses) reclassified from other comprehensive loss into earnings (effective portion):
Sales	$8,033	$—	$—	$3,375	$—	$—
Cost of products sold	(19,880)	—	—	(23,372)	—	—
Selling, general and administrative expenses	(62)	—	—	(141)	—	—
Other income, net	33,401	—	8,901	35,744	—	24,644
Interest income/(expense)	199	(146)	(5,966)	226	—	(4,484)
	21,691	(146)	2,935	15,832	—	20,160
Fair value hedges:
Net losses recognized in other expense, net	—	(19,181)	—	—	(51,125)	—
Net losses recognized in interest expense, net	—	—	—	—	(351)	—
	—	(19,181)	—	—	(51,476)	—

Derivatives not designated as hedging instruments:
Net (losses)/gains recognized in other expense, net	(2,183)	—	—	3,351	—	—
Net gains recognized in interest income	—	234	—	—	—	—
	(2,183)	234	—	3,351	—	—
Total amount recognized in statement of income	$19,508	$(19,093)	$2,935	$19,183	$(51,476)	$20,160